Financial income	12 Months Ended
Dec. 31, 2020
Financial income
Financial income

26. Financial income

	12/31/2020	12/31/2019	12/31/2018
Financial revenues
Interest on financial assets	16,342	36,928	24,703
Foreign exchange gain	10,926	17,906	20,047
Effect from IAS 29 adoption	218	3,791	742
Interest receivable	3,209	2,951	1,959
Discounts obtained	1,671	1,646	902
Prepayment of receivables revenue	6,105	2,317	6
Other revenues	6,207	4,564	1,898
	44,678	70,103	50,257

Financial expenses
Foreign-exchange losses	(22,730)	(39,803)	(19,790)
Liability interest	(13,036)	(9,297)	(593)
Discount granted	(18,699)	(10,265)	(10,743)
Interest on loans and financing	(9,839)	(6,174)	(7,830)
Tax on financial operations	(1,026)	(3,974)	(695)
Effect from IAS 29 adoption	(2,613)	(3,948)	(1,682)
Present value	(7,189)	(7,685)	(3,389)
Other expenses (*)	(6,647)	(6,134)	(3,454)
	(81,779)	(87,280)	(48,176)

Financial results (**)	(37,101)	(17,177)	2,081

(*)   Refers mainly to the realization of AVP on acquired companies and bank expenses

(*)   The amounts presented include R$ 4,859 (R$ 2,128 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda. and its subsidiaries